Annual Total Returns (Bar Chart) (Invesco V.I. Global Real Estate Fund, Series II shares, Invesco V.I. Global Real Estate Fund)	12 Months Ended
May 02, 2011
Invesco V.I. Global Real Estate Fund | Series II shares, Invesco V.I. Global Real Estate Fund
Annual Total Returns
'01	(1.01%)
'02	6.11%
'03	38.48%
'04	36.40%
'05	13.90%
'06	42.24%
'07	(5.76%)
'08	(44.72%)
'09	31.10%
'10	17.24%